General information	12 Months Ended
Dec. 31, 2025
General information
General information

1. General information

Reporting entity

The Magnum Ice Cream Company N.V. (“TMICC”) is a public limited liability company (naamloze vennootschap) domiciled in the Netherlands. TMICC is headquartered in Amsterdam and its registered address is Reguliersdwarsstraat 63, 1017BK Amsterdam, the Netherlands. The consolidated financial statements of TMICC as at 31 December 2025 comprise TMICC and its subsidiaries (together referred to as ‘TMICC’, the “Company” or the “Group”). TMICC is the global leader in the ice cream industry, operating in 80 markets with an extensive portfolio of global and local brands.

Basis of preparation

The consolidated financial statements are:

●	Prepared in accordance with the International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) and endorsed by the European Union (EU). The consolidated financial statements comply with the statutory provisions of Part 9, Book 2 of the Dutch Civil Code. All standards and interpretations issued by the IASB and the IFRS Interpretation Committee effective 2025 have been endorsed by the EU. As a result our accounting policies also fully comply with IFRS accounting standards as issued by the IASB.
●	Authorised for issue by the Board of TMICC on 18 March 2026 and subject to adoption by the General Meeting on 7 May 2026.
●	Prepared under the historical cost convention, unless otherwise indicated.
●	Prepared on a going concern basis.
●	Presented in Euro, which is the Company’s functional currency and Group’s presentation currency.
●	Rounded to the nearest million unless stated otherwise.
●	The 2024 and 2023 comparative information is derived from the Combined Carve-out Financial Statements as disclosed in the listing prospectus.

In December 2025, the Ice Cream business of Unilever was transferred to the Group (the Demerger).

In return, the Group issued shares in TMICC N.V. to the shareholders of Unilever PLC on 6 December 2025 and its shares were admitted to trading on Euronext Amsterdam, the London Stock Exchange, and the New York Stock Exchange on 8 December. Management concluded that this transaction was under common control.

Management decided to apply the book value method (predecessor accounting). As such, the carrying amounts of the Unilever Ice Cream business as at the date of the Demerger have been transferred to the Group. The separation from Unilever (“Separation”) (refer to Note 21) was executed as one single economic event yet sequenced via a series of legal proceedings and activities between 1 July 2025 and 8 December 2025.

Prior to the Demerger, the Ice Cream business was operated largely through legal entities that carried out both Ice Cream and non-Ice Cream activities, as well as through dedicated subsidiaries within Unilever. Between 1 July and 8 December 2025, Unilever established its Ice Cream business under the intermediate holding company TMICC HoldCo B.V. From 1 July 2025, the Group and Unilever entered into a Global Transitional Services Agreements (GTSA) to ensure business continuity (refer to Note 21).

The following paragraphs include a description of the Basis of preparation principles and how estimates, judgements, and assumptions have been applied for the purpose of preparing the consolidated financial statements for the periods from the period 1 January 2025 until 30 June 2025 and for the prior year comparatives.

Net parent investment in previously reported financial statements has been renamed to Invested Capital, these terms are used interchangeably.

Income statements and statements of other comprehensive income

Unilever’s general corporate expenses and shared expenses

Expenses for support functions were provided centrally and recharged to the Group. These included indirect central costs (primarily related to the sales force and general marketing) and general corporate expenses (primarily related to finance, legal, information technology, human resources, communications, and audit). These management charges were recharged by Unilever based on direct usage when identifiable or based on a proportion of revenue or other applicable measures, adjusted on a line-by-line basis to reflect specific local circumstances. These were deemed to have been cash settled by the Group to Unilever in the period in which these costs were accrued. From the period after 1 July 2025, these have been replaced by charges arising from Transitional Service Agreements (See Note 21).

Operating costs including amortisation and depreciation

Operating costs included amortisation and depreciation charges relating to intangible assets, property, plant and equipment, and leased assets and liabilities included in the ‘as-if’ balance sheet (see balance sheet items below), and an allocation of amortisation and depreciation charges for shared assets with Unilever utilised by the Group. These costs were deemed to have been settled through Invested Capital.

Performance share plans and other share awards

Certain employees of the Group participated in the Unilever performance share plans and other share awards. Costs related to participating employees were allocated to the Group based on a proportion of revenue. In addition, the Group also received an allocation of share-based compensation charges with respect to corporate employees of Unilever.

Pension costs	Pension costs recorded in the consolidated income statements included pension charges for dedicated Ice Cream employees and an allocation based on revenue for other employees.
Net finance costs

Included only net finance costs incurred by the ice cream dedicated entities that existed prior to the Separation. Interest incurred by Unilever or interest on funding provided by Unilever as part of Unilever’s invested capital was not allocated to the Group.

Realised gains/ or losses on forex derivatives

Unilever hedged foreign currency exposures using derivatives on the net forex exposure of the Unilever Group. However, given that the derivatives were held at the Unilever level, they could not be accounted for in the consolidated financial statements as the Group was not party to the contracts. While there was no recognition of forex derivatives entered into by Unilever in the consolidated financial statements, a proportional allocation of the realised gains/ or losses on forex derivatives was recognised in the income statement.

Taxation

The total tax charge for the periods prior to the Separation was computed on a territory-by-territory basis using the relevant country’s effective tax rate or, where more appropriate, its statutory tax rate. Where effective tax rates were used, these were adjusted for any specific inclusions or exclusions to ensure that they were specific to the Group. The tax rates were then applied to countries’ carved-out profit before tax, as adjusted for transfer pricing impacts, to calculate the total tax charge attributable to the Group. The deferred tax balances and movements were calculated with the deferred tax movement being deducted from the total tax movement to arrive at the current tax charge.

Management believes the allocation methods applied in the comparative periods and for the first six months to be a reasonable reflection of the utilisation of services provided by Unilever. However, different allocation methods could have resulted in different outcomes. Had the Group operated independently during the periods presented, the level of costs incurred would have been different and would have been influenced by a number of factors including the chosen organisation structure, the functions that are outsourced as opposed to performed by employees, and by other strategic decisions made in areas such as information technology and infrastructure. The allocation methods are therefore not necessarily representative of the financial positions, results of operations or cash flows that would have been reported if the Group operated on its own or as an entity independent from Unilever during the comparative periods. Actual cost levels may thus deviate from historical presentation.

Cash flow statement

For the period from 1 January 2025 to 30 June 2025, and for the prior year comparatives, the statements of cash flows have been prepared using the indirect method, in line with the Group’s accounting policy.

Under this method, profit or loss was adjusted for non-cash transactions, deferrals or accruals of past or future operating cash receipts or payments, and items of income or expense associated with investing or financing cash flows. Up to the Demerger, Unilever used a centralised approach to cash management and financing its operations, and transactions between Unilever and the Ice Cream business were accounted for through Invested Capital. These cash flows to and from Unilever have changed Unilever’s investment in the Group and has been presented as ‘Other transactions with Unilever’ in the Consolidated statement of changes in equity. This relationship is presented in the financing activities as ‘Transactions with Unilever’.

Accordingly, none of the cash, cash equivalents, debt or related interest income and expense at the corporate level have been assigned to the Ice Cream business up to Separation, with the exception of cash, debt and related interest held by entities that only contained Ice Cream related activities. Historically, the Ice Cream business recognised payables and receivables with the related customers and suppliers. As a result of the GTSA entered into on 1 July 2025, these have been replaced with positions directly with Unilever, which is acting as a service provider to the Group. Refer to Note 21 for more details on the GTSA.

Any tax expenses described under taxation as part of the income statements and statements of other comprehensive income have been considered as tax paid in the cash flow statements during the period prior to the Demerger.

Comparative period balance sheet

The comparative balance sheet included Ice Cream assets and liabilities that were specifically identifiable or otherwise attributable to the Group as follows:

Property, plant and equipment

This included “owned assets” and “leased assets” that were dedicated historically and were directly attributed to the Group. Shared central property, plant and equipment such as head offices, regional offices and associated equipment were excluded from the comparative balance sheet as these assets would not be transferred to the Group.

Goodwill	This was derived by aggregating the goodwill balances from historic acquisitions of Ice Cream brands since the Unilever Group’s IFRS implementation in 2005.
Trade and other current receivables

These were specifically assigned to the Group where identifiable or were allocated based on the relative percentage of Group revenue by customer, which approximated allocation on an item-by-item basis.

Inventories	They were specifically identifiable and assigned to the Group.
Trade payables and other liabilities

They were specifically assigned to the Group where identifiable or were allocated based on the relative percentage of either Ice Cream purchases or cost of sales, which approximates allocation on an item-by-item basis. Payroll accruals were specifically assigned or were allocated to the Group based on a proportion of revenue.

Provisions

They were specifically assigned to the Group where directly identifiable or based on the relative percentage of either Ice Cream revenue or cost of sales, depending upon the nature of the provision. Contingent liabilities were assigned on a consistent basis to provisions.

Deferred tax

Deferred tax was calculated using three different approaches depending on the nature of the underlying item.

●For items with no associated tax base, the related amounts were tax effected using the applicable local tax rate of the relevant legal entity.
●For Brands, the amounts included reflected the deferred tax directly attributable to the specific brands included in intangible assets.
●For property, plant and equipment, deferred tax has been determined by applying a proportional approach based on the share of the underlying asset’s pre-tax value that is included in the consolidated financial statements.

Derivatives

Unilever hedged commodity exposures using derivatives for the whole Unilever business. Where Unilever applied cash flow hedge accounting to these derivatives, hedge accounting was applied to the derivatives attributable to the Group.

Share capital

The Group did not constitute a separate legal group in the past and therefore was not meaningful to show share capital or an analysis of reserves prior to the Separation. The net assets of the Group were represented by the cumulative investment of the Unilever Group in the Group (shown as ‘‘Invested capital”).

Intercompany receivables from, and payables to

Intercompany receivables from, and payables to, and funding from Unilever within dedicated Ice Cream legal entities were presented as part of related party receivables, payables and loans, respectively.

Cash, cash equivalents, debt

None of the cash, cash equivalents or debt at the corporate level prior were assigned to the Group, with the exception of cash, debt and related interest held by entities that only contained Ice Cream related activities.

Defined benefit plans

For defined benefit plans for which the Group had a liability or when the legal liability was linked to and followed the relevant Ice Cream employee, balance sheet surplus or deficit comprised the total of the estimated market value of plan assets less the present value of the defined benefit liabilities. For defined benefit plans for which the Group had no liability, or where the number of Ice Cream employees was so low that any defined benefit exposure is not expected to be material, no assets or liabilities were recognised.

Accounting policies

The 2025 consolidated financial statements present the Group’s results, assets, liabilities, and cash flows in accordance with IFRS 10, eliminating intercompany transactions through standard consolidation procedures. In the period prior to the Demerger, IFRS 10 was applied as-if the Ice Cream business was a standalone business. The previously issued financial statements were prepared and issued on a combined, carve out basis as the Ice Cream business did not form part of a consolidated group.

Material accounting policies are included in the relevant Notes to the consolidated financial statements and presented as text highlighted in grey on pages 99 to 142. These accounting policies have been applied consistently throughout the periods presented in the consolidated financial statements.

Foreign currencies

The consolidated financial statements are presented in Euros (€) which is the Group’s presentation currency.

Items included in the consolidated financial statements of individual Group companies or operations are recorded in their respective functional currency, which is the currency of the primary economic environment in which each entity operates.

Foreign currency transactions in individual Group companies or operations are translated into functional currency using exchange rates at the date of the transaction. Foreign exchange gains and losses from settlement of these transactions, and from translation of monetary assets and liabilities at year-end exchange rates, are recognised in the income statement.

Following the Separation on 1 July 2025, the Group entered into contracts to hedge foreign currency exposures, see Note 15 for further information.

In preparing these consolidated financial statements the balances in individual Group companies or operations are translated from their functional currency into Euros. Apart from the financial statements of Group companies in hyperinflationary economies (see below), the income statement, the cash flow statement and all other movements in assets and liabilities are translated at average rates of exchange as a proxy for the transaction rate, or at the transaction rate itself if more appropriate. Assets and liabilities are translated at year-end exchange rates.

The financial statements of Group companies whose functional currency is the currency of a hyperinflationary economy are adjusted for inflation and then translated into Euros using the balance sheet exchange rate. To determine the existence of hyperinflation, the Group assesses the qualitative and quantitative characteristics of the economic environment of the country, such as the cumulative inflation rate over the previous three years.

The effect of exchange rate changes during the year on the net assets of foreign operations is recorded in the consolidated statement of comprehensive income.

Hyperinflationary economies

The Türkiye economy was designated as hyperinflationary from 1 July 2022. As a result, application of IAS 29 ‘Financial Reporting in Hyperinflationary Economies’ has been applied to all Group units whose functional currency is the Turkish lira. The application of IAS 29 includes:

●	adjustment of historical cost non-monetary assets and liabilities for the change in purchasing power caused by inflation from the date of initial recognition to the balance sheet date;
●	adjustment of the income statement for inflation during the reporting period;
●	translation of income statement at the period-end foreign exchange rate instead of an average rate;
●	adjustment of the income statement to reflect the impact of inflation and exchange rate movement on holding monetary assets and liabilities in local currency.

The main effects on the consolidated financial statements for Türkiye are:

In millions of €	2025	2024	2023
Total assets increase/(reduction)	(7)	42	8
Revenue increase/(reduction)	(1)	79	20
Operating profit increase/(reduction)	(14)	7	1
Net monetary gain/(loss)	(31)	—	(10)

Climate change

The Group does not believe that there is a material impact on the financial reporting judgements, estimates and going concern assessment arising from the impact of Climate Change. To reach this conclusion, Management has reviewed each balance sheet line item and identified those line items that could have a potential impact by climate-related risks and by the Group’s plans to mitigate against these risks. As a result, management ensured that:

●	growth rates and projected cash flows used in assessing whether goodwill and indefinite-life intangibles are impaired, are consistent with the Group’s climate-related risk assumptions and the actions being taken to mitigate against those risks (see Note 8);
●	useful lives of the Group’s property, plant and equipment are appropriate given the potential physical and obsolescence risks associated with climate change and the actions being taken to mitigate against those risks (see Note 9);
●	in relation to the pension assets, the external pension trusts and funds operate diversified strategies taking into consideration climate risks.

Critical accounting estimates and judgements

The preparation of consolidated financial statements requires management to make estimates and judgements in the application of accounting policies that affect the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. Estimates and judgements are continuously evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable. Revisions to accounting estimates are recognised in the period in which the estimate is revised and in any future period affected.

Management are required to make certain estimates to achieve a reasonable allocation to the Ice Cream Business of costs incurred centrally by Unilever, as described in the Basis of Preparation above.

The following estimates are those that management believe have the most significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year:

Defined Benefit Obligations - Measurement	Valuation depends on key actuarial assumptions including discount rates, inflation and life expectancy of scheme members. Referenced in Note 4B.
Customer discounts - Measurement of variable consideration

Customer discounts are estimated where settlement depends on future events (e.g., volume based promotions) or where sufficient reliable data is not yet available. Most settlements occur within 12 months, so uncertainties typically do not span multiple reporting periods. Due to the volume and diversity of agreements, preparing a meaningful sensitivity analysis is impracticable. However, the income statement impact of subsequent adjustments is not material year-on-year.

The following judgements are those that management believe have the most significant effect on the amounts recognised in the Group consolidated financial statements:

Predecessor accounting

The Separation was accounted for as a business combination under common control using predecessor accounting. The Group recognised the difference between the net book value of the ice cream business transferred to the Group and the fair value of the shares issued directly in Equity (See Note 14 A). This is a judgment as there is no specific requirements in IFRS on how to account for such transactions.

Principal vs Agent assessment (Revenue recognition)

Under the Transitional Services Agreements, Unilever transacts with customers on the Group’s behalf, however, the Group sets prices, is responsible to fulfil customer orders, and bears inventory risk. Accordingly, the Group is the principal and recognises revenue gross, with Unilever acting as agent.

Deferred tax assets - Recognition

The business operates in many countries and is subject to taxes in numerous jurisdictions and following the transaction has recorded material amounts of Deferred Tax on Goodwill and Intangibles assets. Management uses judgement to assess the recoverability of tax assets such as whether there will be sufficient future taxable profits to utilise losses – see Note 6B.

Contingent liabilities - Likelihood of occurrence

Events can occur where there is uncertainty over future obligations. Judgement is required to determine if an outflow of economic resources is probable, or possible but not probable. Where it is probable, a liability is recognised, and further judgement is used to determine the level of the provision. Where it is possible but not probable, further judgement is used to determine if the likelihood is remote, in which case no disclosures are provided; if the likelihood is not remote then judgement is used to determine the contingent liability disclosed. The business does not have provisions and contingent liabilities for the same matters. External advice is obtained for any material cases. See Notes 18 and 19.

Recent accounting developments adopted by the Group

All standards or amendments to standards that have been issued by the IASB and that were effective by 1 January 2025 were not applicable or material to the Group.

New standards, amendments and interpretations of existing standards that are not yet effective and have not been early adopted by the Group.

Applicable standard	Key requirements or changes in accounting policy
Amendments to IFRS 9 and IFRS 7 ‘The Classification and Measurement of Financial instruments’ Effective from the year ended 1 January 2026

In May 2024, International Accounting Standards Board (IASB) amended IFRS 7 and IFRS 9 which includes clarifications on recognition and derecognition dates of certain financial assets and liabilities, including exceptions for liabilities settled through electronic cash transfer systems. The Company is currently evaluating the impact of the amendments.

IFRS 18 Presentation and Disclosure in Financial Statements Effective 1 January 2027

IFRS 18 will replace IAS 1 Presentation of Financial Statements. The new standard impacts presentation and disclosure of the consolidated income statement with new defined categories being operating, investing and financing to provide a consistent structure. Disclosures about Management-defined Performance Measures (MPMs) (i.e. certain non-GAAP measures) will have to be disclosed in the financial statement with reconciliations to GAAP measures. The new standard will also provide guidance on grouping of information

(aggregation/ disaggregation). The Group is currently evaluating the impact of IFRS 18 on the consolidated financial statements.

All other new standards or amendments to standards issued by the IASB that are not yet effective are not applicable or material to the Group.